Taxes - Operating taxes and levies - Geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (1,926)	€ (1,924)	€ (1,827)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(984)	(1,118)	(1,064)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(644)	(552)	(495)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(163)	(148)	(160)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (135)	€ (106)	€ (108)